Business combinations (Tables)	12 Months Ended
Dec. 31, 2022
Business combinations
Summary of the fair value of the identifiable assets and liabilities of ISA as at the date of acquisition

Fair Value
Assets
Cash and cash equivalents	4,983,234
Accounts receivable	27,487,774
Inventories	120,300
Other financial assets	1,093,941
Current tax assets	477,504
Other assets	682,445
Investments in subsidiaries and joint ventures	5,014,749
Properties, plant, and equipment	17,486,901
Right of use assets	230,207
Intangibles	13,903,491
Deferred tax assets	2,075,849
Total assets	73,556,395
Liabilities
Loans	27,203,432
Leases	255,503
Accounts payable	1,358,692
Employee Benefits	973,210
Tax liabilities	1,897,786
Provisions and contingencies	947,883
Other liabilities	1,708,349
Deferred tax liabilities	9,856,379
Total liabilities	44,201,234
Total identifiable net assets	29,355,161

Non-controlling interest	(18,734,241)
Goodwill derived from the acquisition	3,279,916
Consideration transferred	13,900,836